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Mark E. Tuttle
Direct Dial: (617) 824-1224
Mark.tuttle@bisys.com

November 6, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, D.C. 20549

          The Hirtle Callaghan Trust ("Registrant")
          1933 Act Registration No. 33-87762
          1940 Act Registration No. 811-8918
          Filing pursuant to Rule 497(j)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission on behalf of the Registrant pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as certification that the form of the prospectus that would have been filed under Rule 497(c) would not have differed from the prospectus contained in Post-Effective Amendment No. 30 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically, and accepted, on October 31, 2006.

Please do not hesitate to contact the undersigned at (617) 824-1224 if you have questions, or if you require anything further in connection with your review of this filing.

Sincerely,


/s/ Mark E. Tuttle
-------------------------------------
Mark E. Tuttle, Esq.

Enclosure

cc: Laura Corsell, Esq.
    Audrey Talley, Esq.
    Robert J. Zion

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